Derivative Instruments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Derivative Contracts:
Net derivative loss reclassified into earnings within next 12 months	$ 90,000,000
Derivatives liabilities	105,000,000
Offset liability	42,000,000
Offset asset	42,000,000
Foreign Exchange Contract [Member]
Fair Value of Derivative Contracts:
Notional	5,600,000,000	6,600,000,000
Other Current Assets [Member] | Foreign Exchange Contract [Member]
Fair Value of Derivative Contracts:
Derivative Assets		55,000,000
Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Fair Value of Derivative Contracts:
Derivative Assets	15,000,000	1,000,000
Other Current Assets [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Fair Value of Derivative Contracts:
Derivative Assets	29,000,000	43,000,000
Other Current Assets [Member] | Not Designated as Hedging Instrument [Member] | Embedded Derivative Financial Instruments [Member]
Fair Value of Derivative Contracts:
Derivative Assets	0	11,000,000
Other Current Liabilities [Member] | Foreign Exchange Contract [Member]
Fair Value of Derivative Contracts:
Derivative Liabilities	151,000,000	86,000,000
Other Current Liabilities [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Fair Value of Derivative Contracts:
Derivative Liabilities	121,000,000	56,000,000
Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Fair Value of Derivative Contracts:
Derivative Liabilities	30,000,000	30,000,000
Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Embedded Derivative Financial Instruments [Member]
Fair Value of Derivative Contracts:
Derivative Liabilities	0	0
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Fair Value of Derivative Contracts:
Notional	$ 2,300,000,000